Property, Plant and Equipment - Schedule of Future Purchase Commitments for Property, Plant and Equipment (Parenthetical) (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [abstract]
Contractual Commitments Include Not Provided For Discountinued Operations	€ 22
Contractual Commitments Authorised But Not Contracts To Discontinued Operations	€ 6